Note 13 - Actuarial Assumptions (Details)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Discount rate	0.70%	1.30%
Discount rate	1.30%	1.70%	1.20%
Expected long-term rate of return on plan assets	3.00%	2.60%	2.40%
Rate of increase in compensation	3.10%	3.20%
Rate of increase in compensation	3.20%	3.20%	3.30%